TAXES (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2024	2023	2022

Income tax expense computed based on PRC statutory rate	$(1,637,062)	$(2,171,731)	$59,567
Effect of rate differential for Hong Kong and other outside PRC entities	259,654	408,161	(223,665)
Effect of PRC preferential tax rate	297,975	316,913	100,210
Change in valuation allowance	564,223	872,870	444,323
Income tax payable reserved	5,729	(567,342)	(3,163,806)
Permanent difference	17,881	(83,745)	5,503
Refund of prior years’ tax	-	(2,575)	-
Effective tax	$(491,600)	$(1,227,449)	$(2,777,868)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2024	2023	2022

Current income tax expense (benefit)	$105,641	$(568,854)	$(2,659,444)
Deferred income tax benefit	(597,241)	(658,595)	(118,424)
Total income tax benefit	$(491,600)	$(1,227,449)	$(2,777,868)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of June 30, 2024	As of June 30, 2023
Deferred tax assets:
Net operating losses	$4,307,162	$3,086,012
Assets impairment reserve	533,856	493,981
Others	(151,900)	(38,558)
Valuation allowance	(2,815,978)	(2,259,801)
Deferred tax assets, net	$1,873,140	$1,281,634

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	As of June 30, 2024	As of June 30, 2023

Corporate income tax payable	$979,098	$875,973
Other tax payable	28,384	139,471
Total taxes payable	$1,007,482	$1,015,444